Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Defined Benefit Plans
	2017	2016
Retirement benefit plans	3,657	4,453
Other post-employment benefit plans	293	314
Total defined benefit plans	3,950	4,767

Retirement benefit plans in surplus	55	51
Other post-employment benefit plans in surplus	-	-
Total defined benefit assets	55	51

Retirement benefit plans in deficit	3,712	4,503
Other post-employment benefit plans in deficit	293	314
Total defined benefit liabilities	4,005	4,817

Summary of Movements of Defined Benefit Plans

	2017			2016
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
At January 1	4,453	314	4,767	4,135	296	4,430
Defined benefit expenses	242	19	262	302	22	324
Remeasurements of defined benefit plans	(233)	10	(224)	388	5	392
Acquisition of subsidiary	-	-	-	-	3	3
Contributions paid	(163)	-	(163)	(250)	-	(250)
Benefits paid	(108)	(19)	(128)	(106)	(18)	(125)
Net exchange differences	(133)	(31)	(164)	(15)	7	(8)
Other	(400)	-	(400)	-	-	-
At December 31	3,657	293	3,950	4,453	314	4,767

Summary of Amounts Recognized in Statement of Financial Positions

The amounts recognized in the statement of financial position are determined as follows:

	2017			2016

	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Present value of wholly or partly funded obligations	4,389	-	4,389	4,834	-	4,834
Fair value of plan assets	(3,622)	-	(3,622)	(3,793)	-	(3,793)
	767	-	767	1,041	-	1,041
Present value of wholly unfunded obligations 1)	2,890	293	3,183	3,412	314	3,726
At December 31	3,657	293	3,950	4,453	314	4,767

[1] As all pension obligations are insured at subsidiary Aegon Levensverzekering almost all assets held by Aegon Nederland backing retirement benefits of EUR 2,457 million (2016: EUR 2,796 million) do not meet the definition of plan assets and as such were not deducted in calculating this amount. Instead, these assets are recognized as general account assets. Consequently, the return on these assets does not form part of the calculation of defined benefit expenses.

Summary of Fair Value of Plan Assets

The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2017 and 2016.
	2017			2016

Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	148	11	158	127	13	140
Net interest on the net defined benefit liability (asset)	99	10	109	123	11	134
Past service cost	(5)	(1)	(6)	53	(2)	50
Total defined benefit expenses	242	19	262	302	22	324

				2015

				Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost				134	10	144
Net interest on the net defined benefit liability (asset)				119	10	129
Past service cost				(7)	20	13
Total defined benefit expenses				246	40	286

Summary of Breakedown of Plan Assets for Retirement of Benefit Plans

Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets
Equity instruments	127	4	131	4%	206	14	219	6%
Debt instrument	397	411	809	22%	570	713	1,283	34%
Derivatives	-	254	254	7%	-	179	179	5%
Investment funds	5	2,027	2,032	56%	4	1,701	1,705	45%
Structured securities	-	-	-	0%	-	3	3	0%
Other	25	372	397	11%	12	392	405	11%
At December 31	554	3,068	3,622	100%	792	3,001	3,793	100%

Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
Actuarial assumptions used to determine defined benefit obligations at year-end	2017	2016
Demographic actuarial assumptions
Mortality	UK mortality table 1)	UK mortality table 1)

Financial actuarial assumptions
Discount rate	2.56%	2.69%
Price inflation	3.29%	3.37%

[1] Club Vita tables Scheme memberhsip CMI 2014 1.5%/1.25% p.a.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2017	2016
Demographic actuarial assumptions
10% increase in mortality rates	(44)	(51)
10% decrease in mortality rates	50	58

Financial actuarial assumptions
100 basis points increase in discount rate	(299)	(371)
100 basis points decrease in discount rate	412	513
100 basis points increase in price inflation	169	213
100 basis points decrease in price inflation	(248)	(289)

Commissions and expenses [member]
Summary of Movements of Defined Benefit Plans
Movements during the year of the present value of the defined benefit obligations	2017	2016
At January 1	8,560	8,000
Acquisition of subsidiary	-	3
Current year service cost	158	140
Interest expense	230	267
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	30	(211)
- Actuarial gains and losses arising from changes in financial assumptions	29	894
Past service cost	(6)	50
Contributions by plan participants	12	11
Benefits paid	(523)	(461)
Net exchange differences	(519)	(133)
Other	(400)	-
At December 31	7,572	8,560

Movements during the year in plan assets for retirement benefit plans	2017	2016
At January 1	3,793	3,569
Interest income (based on discount rate)	121	134
Remeasurements of the net defined liability (asset)	283	290
Contributions by employer	175	261
Benefits paid	(396)	(336)
Net exchange differences	(355)	(125)
At December 31	3,622	3,793

Aegon United Kingdom [member]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2017		2016
Demographic actuarial assumptions
Mortality	US mortality table	1)	US mortality table	2)
Financial actuarial assumptions
Discount rate	3.55%		4.10%
Salary increase rate	3.85%		3.87%
Health care trend rate	7.40%		7.25%

[1]	U.S. Society of Actuaries RP2014 mortality table with Scale MP2017.
[2]	U.S. Society of Actuaries RP2014 mortality table with Scale MP2016.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2017	2016
Demographic actuarial assumptions
10% increase in mortality rates	(76)	(77)
10% decrease in mortality rates	83	84
Financial actuarial assumptions
100 basis points increase in discount rate	(402)	(440)
100 basis points decrease in discount rate	498	546
100 basis points increase in salary increase rate	38	42
100 basis points decrease in salary increase rate	(33)	(37)
100 basis points increase in health care trend rate	15	16
100 basis points decrease in health care trend rate	(13)	(14)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Perio
	Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments		29%
Debt instruments		71%

Aegon United States of America [member]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	22-30%
Debt instruments	42-53%
Other	22-31%

Aegon Nederland N.V. [member]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2017	2016
Demographic actuarial assumptions
Mortality	NL mortality table 1)	NL mortality table 2)

Financial actuarial assumptions
Discount rate	2.09%	1.79%
Salary increase rate 3)	Curve 2017	Curve 2016
Indexation 3)	44.10% of Curve 2017	45.20% of Curve 2016

[1] Dutch Actuarial Society 2017 prospective mortality table with minor methodology adjustments.

[2] Dutch Actuarial Society 2013 prospective mortality table with minor methodology adjustments. These tables are regularly assessed against the most recent mortality trends.

[3] Based on Dutch Consumer Price Index.